Contractual Obligations, Commercial Commitments and Contingenciesl (Schedule Of Contractual Obligations And Commercial Commitments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Contractual Obligations, Commercial Commitments And Contingencies [Line Items]
Total long-term debt	$ 2,139.6	$ 2,129.6
Long-term debt, Less than 1 year	20.1	30.1
Long-term debt, More than 5 years	1,227.7	1,227.5
Total Purchase orders and other contractual obligations	72.4
Purchase orders and other contractual obligations, Less than 1 year	39.2
Purchase orders and other contractual obligations, 2 - 3 years	17.3
Purchase orders and other contractual obligations, 4 - 5 years	15.9
Coal Contracts [Member]
Contractual Obligations, Commercial Commitments And Contingencies [Line Items]
Total Coal Contracts	486.2
Coal Contracts, Less than 1 year	255.6
Coal Contracts, 2 - 3 years	161.2
Coal Contracts, 4 - 5 years	69.4
Limestone Contracts [Member]
Contractual Obligations, Commercial Commitments And Contingencies [Line Items]
Long-term debt, Less than 1 year	6.1
Total Limestone Contracts	18.3
Limestone Contracts, 2 - 3 years	$ 12.2